Risks and uncertainties	12 Months Ended
Dec. 31, 2021
Risks and uncertainties
Risks and uncertainties

Risks and uncertainties

Risks in connection with the war in Ukraine

The crisis in the relationship between Russia and Ukraine that in February 2022 gave rise to the Russian military invasion and to an open conflict on a large scale with violent armed clashes and tragic loss of human lives implies various risk areas in relation to the economic and financial situation and the income prospects of the Group.

Macroeconomic risk

Possible outcomes of this situation might include a prolonged armed conflict, a possible escalation in the military action, risks of enlargement of the ongoing geopolitical crisis and a further tightening up of the economic sanctions against Russia. These factors could result in a scenario that could eventually sap consumers’ confidence, deter investment decisions by operators and cripple industrial activities derailing the global recovery or, in the worst of the outcomes, triggering a new worldwide recession, while the economy has been still recovering from the fallout of the COVID-19 downturn. This scenario would drive a reduction in hydrocarbons demand and of commodity prices and would adversely and significantly affect our results of operations and cash flow.

Shortly after the outbreak of hostilities with the Russian invasion of Ukraine, the European Union, the USA, and the UK imposed a raft of tough economic and financial sanctions against Russia, which have added up to those already in force since 2014 as result of the illegal annexation of Crimea.

Risks associated with the supply of natural gas and oil from Russia

The restrictions imposed by the international community against Russia have mainly targeted the Russian financial sector, precluding access to funding from European and US-based financial institutions. As for energy products imported from Russia, many operators, traders, oil companies, refiners and others have decided on a voluntary basis to suspend purchases of crude oil and products from Russia, giving rise to an auto-sanctioning system; also the President of the United States signed an executive order to ban all imports of Russian energy products. As long as the conflict continues, it is possible that new increasingly tight restrictions could be imposed. At the moment, the flow of gas supplies from Russia has continued regularly; purchases of natural gas from Russia represent approximately 43% of the total procured by Eni in 2021 (approximately 30 billion cubic meters, of which 22 destined to Italy). Management, in coordination with government institutions, is evaluating plans aimed at diversifying / strengthening alternative sources of supply by leveraging equity reserves, portfolio flexibility, infrastructure availability and long-term relationships with oil states overlooking the Mediterranean area. These options could mitigate possible impacts, at the moment unpredictable, in case of wider sanction scenarios adopted by the international community against the Russian energy sector or supply disruptions.

Furthermore, at present the Group hfas decided to cease signing new supply contracts of Russian crude oil. This decision is expected to lead to a worsening of our refining system, supply downturn and higher expenses which are not possible to quantify currently.

Financial risks associated with the volatility of commodity prices

Since the outbreak of the crisis, the energy commodity markets have entered a phase of extreme tension and volatility due to the uncertainties of European operators about the stability of gas supplies via pipeline from Russia and possible restrictions on oil flows.  The spot prices of crude oil for the Brent benchmark and the main benchmarks of the spot prices for natural gas in the European markets recorded significant increases, reaching their highest levels since 2008 for Brent (at about 130 $/bbl) and historical records for gas. This volatility will significantly affect the Group’s operating expenses and revenues in 2022, driven by possible higher prices of energy commodities which might affect both revenues and purchase costs of oil feedstocks and natural gas.

Furthermore, the increased volatility could drive: (i) an increased counterparty risk due to the significant increase of the nominal value of trading receivables and the difficulties of the industrial sector in managing the significant increase in energy and raw material costs caused by the crisis; (ii) a higher level of financial risk of the Company in connection to the need to increase security deposits to secure the settlement of derivative transactions to fulfill the margining obligations (margin call). To counter the ongoing phase of extreme volatility in the energy commodities market the Group is planning to strengthen its financial headroom by increasing the liquidity reserves (cash on hand and committed borrowing facilities).

Possible impacts on the value of balance sheet assets

Eni's companies operating in Russia are indicated in note 37 - Other information about investments. The Group has announced the intention to divest its interest in the joint operation Blue Stream with a carrying amount of €40 million (Eni’s share 50%) which manages the gas pipeline that transports natural gas produced in Russia to Turkey through the Black Sea. Those volumes of gas are jointly marketed by Eni and Gazprom to the Turkish state-owned company Botas. This divestment is not expected to have a significant impact on the Group’s consolidated results and balance sheet.

The Group does not hold any other significant assets in Russia.

The full effects of the crisis on the Group economic and financial performance in 2022 and beyond are currently unpredictable.

Impact of COVID-19 pandemic

The macroeconomic environment has gradually improved during 2021 due to the effectiveness of the vaccination campaign against COVID-19, together with measures to contain the spread of the virus, particularly in OECD Countries, allowing for a phased reopening of economic activities and increasing mobility of people. The expansionary monetary policies adopted by the central banks and the massive fiscal stimulus launched by governments supported consumptions and investments. In this context, the demand for hydrocarbons and the prices of commodities, the main driver of the Group's financial results, recorded a significant rebound.

Global energy demand first stabilized and then unexpectedly increased in the last quarter of the year, driven by an acceleration in the pace of the economic recovery, resulting in an increase in the price of oil of 70% vs 2020 at about 71 $/barrel on an annual average, while natural gas prices recorded material increases (in the order of several hundred percentage points) due to a particularly tight market. These trends were the basis of the strong recovery in profitability in the Exploration & Production and Global Gas & LNG Portfolio segments, together with the solid performance of the chemical business line, driven by a recovery in demand for commodities, and of the Plenitude businesses.

The Refining & Marketing business has continued to be weighted down by the effects of the pandemic, which affected its performance due to weak demand for jet fuel which penalized the profitability of traditional refining by creating an oversupply of gasoil leading to significantly lower products spreads. The profitability was also affected by the higher costs of gas-indexed utilities and higher costs for the purchase of emission allowances to comply with the environmental obligations of the European ETS, which more than doubled due to a recovery in industrial activities and as consumption of coal increased signficantly due to its cost-comptetitiveness against natural gas to fire power generation and to produce steam.

Overall, 2021 saw a significant rebound in consolidated results which closed with a profit of €5.8 billion compared to a loss of €8.6 billion in 2020 and an operating cash flow of €12.9 billion, which increased by approximately €8 billion compared to 2020.

Looking to the future, the main risks for the Group's financial performance are linked to the possibility of the spread of new vaccine-resistant variants of the virus, as well as the resumption of inflation driven by the spill-over effects through the supply chains of increased raw material costs as the ultimate, unintended effect of accomodative monetary policies and big tax measures adopted to help the economy recover from the fallout of the pandemic.